UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

Deep Value ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.6%
		Communication Services - 11.5%
1,037,453		CenturyLink, Inc.	$15,032,694
877,733		Viacom, Inc. - Class B	21,127,033
			36,159,727
		Consumer Discretionary - 22.7%
313,757		BorgWarner, Inc.	13,193,482
263,873		Kohl's Corporation	12,404,670
658,134		L Brands, Inc.	12,596,685
1,290,033		Macy's, Inc.	19,763,305
350,191		Nordstrom, Inc.	13,366,790
			71,324,932
		Energy - 8.0%
612,181		Halliburton Company	12,849,679
239,449		HollyFrontier Corporation	12,343,596
			25,193,275
		Financials - 11.2%
84,318		Ameriprise Financial, Inc.	13,817,191
780,671		Franklin Resources, Inc.	21,460,646
			35,277,837
		Health Care - 12.6%
470,830		Cardinal Health, Inc.	25,909,775
202,826		Gilead Sciences, Inc.	13,638,020
			39,547,795
		Industrials - 8.4%
74,168		Cummins, Inc.	13,562,361
224,350		Southwest Airlines Company	12,931,534
			26,493,895
		Information Technology - 16.4%
630,698		DXC Technology Co.	23,543,956
724,476		HP, Inc.	14,547,478
232,510		Intel Corporation	13,497,206
			51,588,640
		Materials - 8.8%
161,106		LyondellBasell Industries NV - Class A	14,908,749
314,079		WestRock Company	12,666,806
			27,575,555
		TOTAL COMMON STOCKS (Cost $312,062,804)	313,161,656

		SHORT-TERM INVESTMENTS - 0.0% +
63,920		Invesco Government & Agency Portfolio - Short-Term Investments Trust, Institutional Class, 1.50%,*	63,920
		TOTAL SHORT-TERM INVESTMENTS (Cost $63,920)	63,920
		TOTAL INVESTMENTS - 99.6% (Cost $312,126,725)	313,225,576
		Other Assets in Excess of Liabilities - 0.4%	1,115,016
		NET ASSETS - 100.0%	$314,340,592

		Percentages are stated as a percent of net assets.
	+	Represents less than 0.05% of net assets.
	*	Rate shown is the annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$313,161,656	$-	$-	$313,161,656
Short-Term Investments	63,920	-	-	63,920
Total Investments in Securities	$313,225,576	$-	$-	$313,225,576
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Levels 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title) /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date      1/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kristina R. Nelson
         Kristina R. Nelson, President (principal executive officer)

Date      1/23/2020

By (Signature and Title)* /s/ Kristen M. Weitzel
       Kristen M. Weitzel, Treasurer (principal financial officer)

Date      1/23/2020

* Print the name and title of each signing officer under his or her signature.